Perkins Coie LLP

1201 Third Avenue, Suite 4800

Seattle, WA 98101

Tel: (206) 359-8000

Fax: (206) 359-9000

April 18, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Zillow, Inc.

Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Zillow, Inc. (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Act”), is one conformed copy of the Registrant’s Registration Statement on Form S-1, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

The filing fee of $6,009 has been calculated pursuant to Rule 457(o) of the General Rules and Regulations under the Act and has been sent by wire transfer to the Commission’s account at the U.S. Bank of St. Louis, Missouri as required by Rule 13(c) of Regulation S-T. The wire was sent on Friday, April 8, 2011.

The Registrant has authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement’s effectiveness and that they are aware of their respective obligations under the Act.

Please direct any questions or information regarding this filing to the undersigned at (206) 359-3584 or Andrew Moore at (206) 359-8649.

Very truly yours,

/s/ David F. McShea

David F. McShea

cc:	Spencer M. Rascoff

Kathleen Philips

Horace L. Nash, Esq.

Alan C. Smith, Esq.

James D. Evans, Esq.